Discontinued operations	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Discontinued operations

8. Discontinued operations

Accounting policies

Discontinued operations comprise disposal groups where they represent a major line of business or geographical area of operations or business activities that the group no longer participates in or did not form part of the group’s operations.

In the year ended 30 June 2017 discontinued operations comprised £55 million (net of deferred tax of £9 million), of additional amounts payable to the UK Thalidomide Trust, updates to the discount and inflation rates applied to the existing thalidomide provision and legal costs. Cash payments in the year ended 30 June 2017 in respect of the agreement were £31 million.

Operating assets and liabilities

Introduction

This section describes the assets used to generate the group’s performance and the liabilities incurred. Liabilities relating to the group’s financing activities are included in section ‘Risk management and capital structure’ and balance sheet information in respect of associates, joint ventures and taxation are covered in section ‘Results for the year’. This section also provides detailed disclosures on the group’s recent acquisitions and disposals, performance and financial position of its defined benefit post employment plans.